SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Composition of share capital of the Company:

	December 31,
	2022		2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	41,028,571	250,000,000	42,255,336

b.	Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

c.	Share-based compensation:

On January 1, 2021, the Company's ESPP became effective. The ESPP enables eligible employees and eligible employees of designated subsidiaries to elect to have payroll deductions made during a six-month offering period in an amount not exceeding 15% of the gross base compensation which the employees receive. The total number of ordinary shares initially reserved under the ESPP as of January 1, 2021 was 125,000 shares ("the ESPP Share Pool"). In connection with establishing the ESPP, the Company correspondingly reduced the number of shares available under the Company's 2014 share incentive plan (the "2014 Plan") by 125,000. On January 1 of each year between 2022 and 2026 the ESPP Share Pool will be increased by a number of ordinary shares equal to the lowest of (i) 1,000,000 shares, (ii) 1% of the Company’s outstanding shares on December 31 of the immediately preceding calendar year, and (iii) a lesser number of shares determined by the Company’s board of directors. As of December 31, 2023, 88,002 ordinary shares were reserved for issuance under the ESPP. On January 1, 2024, the aggregate number of ordinary shares reserved for issuance under the ESPP was increased by 150,000 shares. The applicable purchase price will be no less than 85% of the lesser of the fair market value of the Company’s ordinary shares on the first day or the last day of the purchase period.

Under the 2014 Plan and ESPP, options, RSUs, PSUs and other share-based awards may be granted to employees, officers, non-employee consultants and directors of the Company.

Under the 2014 Plan and ESPP, as of December 31, 2023, an aggregate number of 1,349,629 ordinary shares were reserved for future grant. Any share underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2014 Plan.

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2021, 2022 and 2023 is comprised as follows:

	Year ended December 31,
	2021	2022	2023

Cost of revenues	$11,158	$15,060	$17,612
Research and development	20,498	27,102	29,458
Sales and marketing	38,546	51,099	58,790
General and administrative	25,234	27,560	34,241

Total share-based compensation expense	$95,436	$120,821	$140,101

The total unrecognized compensation cost amounted to $258,759 as of December 31, 2023 and is expected to be recognized over a weighted average period of 2.51 years.

d.	Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2023 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2022	440,884	$72.31	4.59	$26,338

Granted	4,500	132.60
Exercised	186,529	59.32
Forfeited	12,830	147.54
Expired	1,238	175.88

Balance as of December 31, 2023	244,787	$78.85	4.24	$34,320

Exercisable as of December 31, 2023	229,924	$74.45	3.98	$33,246

The expected volatility of the Company's common stock is based on the Company's historical volatility. The expected option term represents the period of time that options granted are expected to be outstanding, based upon historical experience.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following tables sets forth the parameters used in computation of the options and ESPP compensation to employees for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
Options	2021	2022	2023

Expected volatility	44%-46%	46%-50%	51%
Expected dividends	0%	0%	0%
Expected term (in years)	3.65-3.88	3.73-3.76	3.77-3.78
Risk free rate	0.49%-0.99%	1.67%-4.40%	3.58%-3.97%

	Year ended December 31,
ESPP	2021	2022	2023

Expected volatility	33.63%	55.67%-64.20%	39.46%-44.12%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.1%	2.15%-4.65%	5.33%-5.44%

A summary of options data for the years ended December 31, 2021, 2022 and 2023, is as follows:

	Year ended December 31,
	2021	2022	2023

Weighted-average grant date fair value of options granted	$55.50	$39.69	$62.25
Total intrinsic value of the options exercised	$20,742	$30,031	$22,935

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the fair value of an ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

e.	A summary of RSUs and PSUs activity for the year ended December 31, 2023 is as follows:
	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2022	2,484,808	$128.12

Granted	1,254,748	144.35
Vested	921,340	126.18
Forfeited	178,879	133.50

Unvested as of December 31, 2023	2,639,337	$136.15

The total fair value of RSUs and PSUs vested (based on fair value of the Company's ordinary shares at vesting date) during the years ended December 31, 2021, 2022 and 2023 was $113,918, $117,812 and $135,873, respectively.

The amount of unvested PSU as of December 31, 2023 is 372,306.